Ordinary shares (Schedule of Movements of Ordinary Shares) (Details)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Aug. 07, 2014	Dec. 31, 2013
Common stock shares outstanding			41,032,120
Common stock shares outstanding	173,912,753		41,032,120
Common Stock [Member]
Common stock shares outstanding	41,032,120
Issuance of ordinary shares upon initial public offerings ("IPO"), net of issuance costs, shares	42,353,333
Conversion of preference share upon initial public offerings ("IPO"), shares	90,527,300
Common stock shares outstanding	173,912,753
Common Class A [Member]
Issuance of ordinary shares upon initial public offerings ("IPO"), net of issuance costs, shares		35,420,000
Conversion of preference share upon initial public offerings ("IPO"), shares	45,263,650
Common stock shares outstanding	92,466,633
Common Class A [Member] | Common Stock [Member]
Common stock shares outstanding
Division upon IPO	4,849,650
Issuance of ordinary shares upon initial public offerings ("IPO"), net of issuance costs, shares	42,353,333
Conversion of preference share upon initial public offerings ("IPO"), shares	45,263,650
Common stock shares outstanding	92,466,633
Common Class B [Member]
Conversion of preference share upon initial public offerings ("IPO"), shares	45,263,650
Common Class B [Member] | Common Stock [Member]
Common stock shares outstanding
Division upon IPO	36,182,470
Issuance of ordinary shares upon initial public offerings ("IPO"), net of issuance costs, shares
Conversion of preference share upon initial public offerings ("IPO"), shares	45,263,650
Common stock shares outstanding	81,446,120